Stockholder's equity	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Stockholder's equity

Note 16 — Shareholder’s equity

Share Consolidations

Beginning with the opening of trading on December 18, 2023, the Company's ordinary shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol "VRAX", but under a new CUSIP number of G9495L125. The objective of the Share Consolidation was to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market. On January 4, 2024, the Company received notification that it had regained compliance with Nasdaq Marketplace Rule 5550(a)(2).

Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the consolidated financial statements and footnotes for all periods presented.

Beginning with the opening of trading on June 26, 2026, the Company's ordinary shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol "VRAX", but under a new CUSIP number of G9495L133. The objective of the Share Consolidation was to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market.

Upon the effectiveness of the Share Consolidation, which was June 26, 2026, every twenty-five issued and outstanding ordinary shares with a par value of US$0.001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.025 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 33 shares. The Share Consolidation was approved by the Company's board of directors and shareholders on June 12, 2026. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the consolidated financial statements and footnotes for all periods presented.

Authorized

As of March 31, 2026, there are a total of 2,000,000 shares authorized. The holders of our ordinary shares are entitled to such dividends as may be declared by our Board of Directors subject to the Cayman Companies Act and to our memorandum and articles of association.

Ordinary shares

Year ended March 31, 2024

On April 19, 2023, the March Pre-Funded Warrants were exercised in full and 9,374 ordinary shares were issued to the Purchaser.

In July 2023, pursuant to a settlement agreement between Boustead Securities LLC and the Company, the Company issued 900 ordinary shares to Boustead Securities LLC valued at $95.00 per share.

On October 11, 2023, the “Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of 29,363 existing Series A and B preferred investment options (the “Existing Warrants”) to purchase ordinary shares of the Company. The Existing Warrants were issued on March 10, 2023 and each has an exercise price of $200.51 per share. Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 29,363 ordinary shares of the Company at a reduced exercise price of $73.35 per share in consideration for the Company’s agreement to issue new warrants to purchase ordinary shares (the “New Warrants”) to purchase up to 58,726 of the Company’s ordinary shares with an exercise price of $73.35 (the “New Warrant Shares”). The Company received aggregate net proceeds of approximately $1.9 million from the exercise of the Existing Warrants by the Holder, after deducting placement agent fees and other offering expenses payable by the Company. In addition, the Company issued warrants (“Placement Agent Warrants”) to the Placement Agent, or its designees, to purchase up to an aggregate of 2,056 ordinary shares, which Placement Agent Warrants shall be in the form of the New Warrants, except that the Placement Agent Warrants shall have an exercise price of $91.6875 per share. The Company treated this warrant inducement agreement as a warrant modification and has recognized the incremental fair value of $579,690 and fair value of the New Warrants of $3,564,786 which are recorded in the reserves within equity.

Year ended March 31, 2025

On June 7, 2024, the Company sold 15,641 shares at an average price of $49.8275 for gross proceeds of $779,336 less offering costs of $24,824 for a total net proceeds of $754,511 utilizing its At-the-Market Offering Agreement which was filed as a 6-K on January 22, 2024.

On August 19, 2024, 10,725 warrants with a strike price of $73.35 were exercised for gross proceeds of $786,736 and 10,725 ordinary shares were issued. There were no offering costs associated with the warrant exercise.

On August 21, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to sell and issue to the investors in a registered direct offering an aggregate of 44,356 ordinary shares of the Company at a price of $112.50 per share for gross proceeds of $4,990,014. In addition, the placement agent receive warrants to purchase 3,105 ordinary shares at $140.75 with a life of 5 years. The offering costs associated with this offering were $616,339 for total net proceeds of $4,373,675.

Year ended March 31, 2026

On August 26, 2025, the Company sold 88,060 shares at an average price of $24.3225 for gross proceeds of $2,141,816 less offering costs of $71,110 for a total net proceeds of 2,070,706 utilizing its At-the-Market Offering Agreement which was filed as a 6-K on January 22, 2024 and amended on September 30, 2024.

On December 3, 2025 the Company sold 35,200 shares at an average price of $20.9375 for gross proceeds of $737,000 less offering costs of $25,000 for a total net proceeds of $712,000 utilizing its At-the-Market Offering Agreement which was filed as a 6-K on January 22, 2024 and amended on September 30, 2024.

On December 3, 2025, the Company entered into a securities purchase agreement with an accredited investor for a private placement offering, pursuant to which the Company received net proceeds of $4,413,758, after deducting placement agent fees and other offering expenses of $585,000, in consideration of (i) pre-funded warrants to purchase 500,000 ordinary shares, $0.0025 per share, of the Company and (ii) preferred investment options to purchase up to 500,000 Ordinary Shares at a purchase price of $9.9975 per Pre-Funded Warrant and associated Preferred Option. As of March 31, 2026, 282,280 pre-funded warrants have been exercised for $705.

As of March 31, 2026, the Company had 579,218 ordinary shares issued and outstanding.

Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2026, 2025 and 2024:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2023	39,813	$153.00	5.5
Granted	60,782	$74.00	—
Exercised	(38,737)	$55.25	—
Cancelled	—	$—	—
At March 31, 2024	61,858	$76.25	4.5
Granted	3,105	$140.75	—
Exercised	(10,726)	$73.25	—
Cancelled	—	$—	—
At March 31, 2025	54,237	$80.25	3.6
Granted	535,000	$10.25	4.7
Exercised	—	$—	—
Cancelled	—	$—	—
At March 31, 2026	589,237	$16.75	4.5
Warrants exercisable as of March 31, 2026	589,237	$16.75	4.5

The Company issued warrants on December 3, 2025 to purchase 500,000 shares of the Company with a fair value of the pre-funded warrants of $2,473,390 and preferred investment option of $1,940,368 to an investor. In addition, the Company issued warrants to the placement agent to purchase 35,000 shares of the Company with a fair value of $423,500. In addition, 48,000 with an exercise price of

$73.35 were modified to an exercise price of $10.00. The Company treated this as a modification and has recognized the incremental fair value of $237,367 which is recorded in the reserves within equity. The fair value of warrants issued during the years ended March 31, 2026 and 2025 was estimated using the Black-Scholes option valuation model with the following assumptions:

	As of March 31, 2026	As of March 31, 2025
Expected volatility	133.87%	198.71%
Expected term	2.5 years	3 years
Risk-free interest rate	3.50%	3.73%
Dividend yield	—	—
Forfeiture rate	0.00%	0.00%

Pre-Funded Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2026, 2025 and 2024:

Pre-Funded Warrants
At March 31, 2023	9,374
Granted	—
Exercised	(9,374)
Cancelled	—
At March 31, 2024	—
Granted	—
Exercised	—
Cancelled	—
At March 31, 2025	—
Granted	500,000
Exercised	(282,280)
Cancelled	—
At March 31, 2026	217,720
Warrants exercisable as of March 31, 2026	217,720

The Company issued pre-funded warrants on December 3, 2025 to purchase 500,000 shares of the Company to an investor. The pre-funded warrants have an exercise price of $0.0025 per pre-funded warrant and no termination date. During the year ended March 31, 2026, the investor exercised 282,280 pre-funded warrants.

Stock-based Compensation

The Company adopted the 2022 Equity Incentive Plan (the "2022 Plan") on March 15, 2022, the 2023 Equity Incentive Plan (the "2023 Plan") on February 21, 2023, the 2024 Equity Incentive Plan (the "2024 Plan") on December 19, 2024, and the 2026 Equity Incentive Plan (the "2026 Plan") on March 18, 2026, together, "the Plans". The Plans are intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to awards issued. The 2022 Plan permits the grant of options and shares for up to 5,278 ordinary shares, the 2023 Plan permits the grant of options and shares for up to 10,000 ordinary shares, and the 2024 Plan permits the grant of options and shares up to 10,000 ordinary shares. As of March 31, 2026, approximately 1,287 shares are available for issuance under the 2022 Plan, 3,897 shares are available for issuance under the 2023 Plan, 2,605 shares are available for issuance under the 2024 Plan, and 80,000 shares are available for issuance under the 2026 Plan.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Expected volatility	185.33%	183.05%	212.26% - 260.62%
Expected term	6 years	5 years	5 years
Risk-free interest rate	3.90%	4.68%	3.66% - 4.61%
Dividend yield	—	—	—
Forfeiture rate	0.00%	0.00%	0.00%

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the year ended March 31, 2026, the Company issued stock options to purchase 8,580 shares at an average price of $22.00 with a fair value of $21.50. For the year ended March 31, 2025, the Company issued stock options to purchase 8,521 shares at an average price of $17.00 with a fair value of $16.75. During the year ended March 31, 2026, there were 4,697 stock options forfeited and 3,087 stock options expired. At March 31, 2026, there were stock options outstanding of 17,490 and 6,430 stock options vested and exercisable. At March 31, 2025, there were 3,495 stock options vested and exercisable.

For the years ended March 31, 2026, 2025 and 2024, the Company recognized an expense of $130,409, $365,309, and $1,011,973, respectively, of non-cash compensation expense allocated between general and administrative and research and development expenses. Stock-based compensation expense is valued using the Black-Scholes option-pricing model method and accelerated vesting method as required in IFRS 2.

A summary of the status of the Company’s outstanding stock options as of March 31, 2026, 2025 and 2024 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2023	4,848	$508.25	$840.50	9.3
Granted	7,960	$143.25	$144.00	10.0
Exercised	—	$—	$—	—
Expired	(7)	$2,887.50	$2,852.50	—
Forfeiture	(3,114)	$164.75	$503.25	—
At March 31, 2024	9,687	$508.25	$840.50	8.8
Granted	8,521	$17.00	$16.75	10.0
Exercised	—	$—	$—	—
Expired	(337)	$153.50	$465.50	—
Forfeiture	(1,177)	$150.50	$440.00	—
At March 31, 2025	16,694	$178.75	$184.00	8.5
Granted	8,580	$22.00	$21.50	—
Exercised	—	$—	$—	—
Expired	(3,087)	$115.75	$317.50	—
Forfeiture	(4,697)	$33.75	$33.25	—
At March 31, 2026	17,490	$152.00	$121.25	8.0
Exercisable at March 31, 2025	6,430	$362.50	$279.25	7.2